FGI-Q3

Quarterly Report
February 28, 2026
MFS®  International Intrinsic Value Fund

Portfolio of Investments
2/28/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 96.3%
Airlines – 1.1%
Ryanair Holdings PLC, ADR	4,286,473	$289,294,063
Alcoholic Beverages – 1.6%
Diageo PLC	10,066,785	$225,543,239
Pernod Ricard S.A.	2,147,193	198,555,286
		$424,098,525
Apparel Manufacturers – 0.7%
Compagnie Financiere Richemont S.A.	933,332	$190,890,885
Automotive – 0.6%
Shimano, Inc.	1,531,700	$164,385,695
Brokerage & Asset Managers – 5.1%
Deutsche Boerse AG	2,033,220	$558,330,078
Euronext N.V.	2,497,808	413,197,433
London Stock Exchange Group PLC	3,053,819	364,631,665
		$1,336,159,176
Business Services – 1.3%
Experian PLC	8,755,967	$328,747,602
Computer Software – 3.1%
Check Point Software Technologies Ltd. (a)	1,016,986	$154,653,061
Dassault Systemes SE	10,351,577	226,892,928
SAP SE	2,146,333	433,572,910
		$815,118,899
Computer Software - Systems – 1.3%
Amadeus IT Group S.A.	4,108,694	$256,043,910
Samsung Electronics Co. Ltd.	560,078	84,293,978
		$340,337,888
Construction – 3.4%
Compagnie de Saint-Gobain S.A.	3,319,891	$338,300,859
CRH PLC	2,977,283	357,214,414
Sika AG	923,756	191,635,666
		$887,150,939
Consumer Products – 4.9%
Beiersdorf AG	1,341,053	$170,580,940
Haleon PLC	97,756,626	534,476,453
KOSE Corp.	453,100	18,090,344
Lion Corp.	1,791,300	21,088,624
Reckitt Benckiser Group PLC	2,207,386	193,718,029
ROHTO Pharmaceutical Co. Ltd.	10,218,000	159,782,000
Uni-Charm Corp.	24,576,600	168,313,474
		$1,266,049,864
Electrical Equipment – 8.0%
Legrand S.A.	4,321,172	$785,542,310
Mitsubishi Electric Corp.	13,640,100	523,278,834
Schneider Electric SE	2,425,105	792,885,058
		$2,101,706,202

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 5.3%
ASML Holding N.V.	148,842	$216,920,186
Hirose Electric Co. Ltd.	1,041,100	155,566,667
Infineon Technologies AG	2,005,941	108,615,338
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,386,414	893,902,956
		$1,375,005,147
Energy - Integrated – 4.6%
Aker BP ASA	7,722,333	$232,442,361
Galp Energia SGPS S.A., “B”	4,366,263	94,000,203
Petroleo Brasileiro S.A., ADR	7,821,289	120,447,851
TotalEnergies SE	9,591,285	762,488,515
		$1,209,378,930
Engineering - Construction – 0.6%
Taisei Corp.	1,202,700	$156,647,892
Food & Beverages – 3.2%
Chocoladefabriken Lindt & Sprungli AG	5,396	$88,851,350
Ezaki Glico Co. Ltd.	2,515,000	97,691,480
Kerry Group PLC	1,931,420	171,847,108
Nissan Foods Holdings Co. Ltd.	3,624,900	76,506,710
Novozymes A.S.	670,717	39,827,667
Toyo Suisan Kaisha Ltd.	4,466,500	351,651,250
		$826,375,565
Forest & Paper Products – 0.7%
Svenska Cellulosa Aktiebolaget	14,058,453	$191,311,196
Insurance – 2.5%
Hiscox Ltd.	7,450,891	$155,437,761
Samsung Fire & Marine Insurance Co. Ltd.	450,325	165,917,449
Willis Towers Watson PLC	1,114,621	340,148,890
		$661,504,100
Machinery & Tools – 5.2%
Assa Abloy AB	9,371,227	$400,277,497
IMI PLC	9,573,125	371,555,404
Keyence Corp.	521,100	220,432,658
Knorr-Bremse AG	908,062	119,635,728
Schindler Holding AG	359,413	137,248,692
Spirax Group PLC	1,137,559	121,186,201
		$1,370,336,180
Major Banks – 9.0%
Bank of Ireland Group PLC	15,333,808	$299,588,230
BPER Banca S.p.A.	7,935,493	112,612,720
Lloyds Banking Group PLC	184,011,658	254,059,048
National Bank of Greece S.A.	8,491,723	138,316,222
NatWest Group PLC	68,095,530	568,050,072
Resona Holdings, Inc.	45,106,100	551,821,497
UBS Group AG	10,547,737	439,140,354
		$2,363,588,143
Medical & Health Technology & Services – 0.5%
M3, Inc.	11,509,400	$126,617,034

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 6.1%
Agilent Technologies, Inc.	2,196,874	$266,656,566
Alcon, Inc.	2,509,667	218,243,267
Coloplast, “B”	2,233,537	172,364,801
EssilorLuxottica	773,798	205,904,822
Olympus Corp.	7,487,200	73,258,679
Shimadzu Corp.	6,738,100	188,079,133
Smith & Nephew PLC	14,856,668	274,596,246
Waters Corp. (a)	639,930	204,380,843
		$1,603,484,357
Metals & Mining – 3.6%
Anglo American PLC	1,313,749	$65,525,274
ArcelorMittal S.A.	5,514,099	361,477,724
Glencore PLC	60,923,337	438,432,062
Teck Resources	1,088,281	63,914,219
		$929,349,279
Oil Services – 0.7%
Tenaris S.A.	6,582,931	$179,836,425
Other Banks & Diversified Financials – 5.2%
AIB Group PLC	43,345,354	$453,269,349
CaixaBank S.A.	39,369,017	489,373,939
Chiba Bank Ltd.	16,374,300	243,991,907
Julius Baer Group Ltd.	2,120,903	180,960,183
		$1,367,595,378
Pharmaceuticals – 3.6%
Roche Holding AG	1,019,858	$486,815,225
Sandoz Group AG	5,017,571	443,903,466
		$930,718,691
Precious Metals & Minerals – 10.2%
Agnico Eagle Mines Ltd.	2,453,796	$616,358,728
Franco-Nevada Corp.	4,064,690	1,136,045,171
Northern Star Resources Ltd. Co.	12,601,343	271,543,367
Wheaton Precious Metals Corp.	3,987,538	649,763,624
		$2,673,710,890
Printing & Publishing – 1.2%
RELX PLC	6,401,448	$222,919,519
Wolters Kluwer N.V.	1,247,495	100,382,140
		$323,301,659
Specialty Chemicals – 2.5%
Croda International PLC	1,310,990	$54,663,452
Nitto Denko Corp.	7,152,400	166,575,602
Symrise AG	4,592,257	420,965,483
		$642,204,537
Specialty Stores – 0.5%
Nitori Co. Ltd.	6,742,300	$135,048,919
Total Common Stocks		$25,209,954,060

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 3.3%
Money Market Funds – 3.3%
MFS Institutional Money Market Portfolio, 3.7% (v)	855,281,376	$855,366,905

Other Assets, Less Liabilities – 0.4%		104,600,564
Net Assets – 100.0%		$26,169,921,529

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $855,366,905 and
$25,209,954,060, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$25,209,954,060	$—	$—	$25,209,954,060
Investment Companies	855,366,905	—	—	855,366,905
Total	$26,065,320,965	$—	$—	$26,065,320,965
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended February 28, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
IMI PLC *	$344,149,441	$—	$105,644,555	$57,844,206	$75,206,312	$—
MFS Institutional Money Market Portfolio	813,230,360	2,592,671,504	2,550,568,222	(30,643)	63,906	$855,366,905
	$1,157,379,801	$2,592,671,504	$2,656,212,777	$57,813,563	$75,270,218	855,366,905

*	Held at period end. No longer considered an affiliated issuer.

Affiliated Issuers	Dividend Income	Capital Gain Distributions
IMI PLC *	$1,785,288	$—
MFS Institutional Money Market Portfolio	23,494,677	—
	$25,279,965	$—

*	Held at period end. No longer considered an affiliated issuer.
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2026, are as follows:
United Kingdom	16.0%
France	15.6%
Japan	13.8%
Canada	9.4%
Switzerland	9.1%
United States	8.0%
Germany	6.9%
Ireland	4.6%
Taiwan	3.4%
Other Countries	13.2%